Nature of the Business	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
Nature of the Business
Autolus Therapeutics plc (the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is a public limited company incorporated in England and Wales. On June 15, 2018, the Company completed the first step of a corporate reorganization, pursuant to which the shareholders of Autolus Limited, a private company originally incorporated under the laws of England and Wales in July 2014 as NewIncCo 1311 Limited which subsequently changed its name to Autolus Limited in August 2014, exchanged each of the different classes of shares held by them in Autolus Limited for the same number and class of newly issued ordinary shares of Autolus Therapeutics Limited. As a result, Autolus Limited became a wholly owned subsidiary of Autolus Therapeutics Limited, a holding company incorporated in February 2018 with nominal assets and liabilities, which has not conducted any operations prior to the share exchange and other actions incidental to the exchange and its incorporation. Following Autolus Limited becoming a wholly owned subsidiary of Autolus Therapeutics Limited, Autolus Therapeutics Limited transferred the entire issued share capital of Autolus Limited to Autolus Holdings (UK) Limited. Shortly thereafter, Autolus Therapeutics Limited, and Autolus Holdings (UK) Limited reduced their respective issued share capital pursuant to Part 17 of the Companies Act.
On June 18, 2018, as the second step of the corporate reorganization, Autolus Therapeutics Limited re-registered as a public limited company and its name was changed from Autolus Therapeutics Limited to Autolus Therapeutics plc. Following the re-registration of Autolus Therapeutics Limited as a public limited company, Autolus Limited reduced its issued share capital pursuant to Part 17 of the Companies Act by way of the cancellation of all of its issued series A preferred shares, C ordinary shares, deferred shares and all but 100 B ordinary shares.
The corporate reorganization took place in several steps, all of which have been completed. We refer to the following steps, which are discussed in more detail below, as our “corporate reorganization”:

•
Exchange of Autolus Limited Shares for Autolus Therapeutics Limited Shares: All shareholders of Autolus Limited have exchanged each of the shares held by them for the same number and class of newly issued shares of Autolus Therapeutics Limited and, as a result, Autolus Limited became a wholly owned subsidiary of Autolus Therapeutics Limited. Following the share exchange, holders of options over shares in Autolus Limited agreed to exchange their existing options for new options granted by Autolus Therapeutics Limited over shares in Autolus Therapeutics Limited (now called Autolus Therapeutics plc).

•
Transfer of Autolus Limited Shares to Autolus Holdings (UK) Limited: Immediately after the share exchange, Autolus Therapeutics Limited transferred the entire issued share capital of Autolus Limited to Autolus Holdings (UK) Limited and, as a result, Autolus Limited became a wholly owned subsidiary of Autolus Holdings (UK) Limited, which itself was a wholly owned subsidiary of Autolus Therapeutics Limited.

•
Reduction of Capital of Autolus Therapeutics Limited, Autolus Holdings (UK) Limited and Autolus Limited: Autolus Therapeutics Limited, Autolus Holdings (UK) Limited and Autolus Limited reduced their issued share capital pursuant to Part 17 of the Companies Act.

•	Re-registration of Autolus Therapeutics Limited as a Public Limited Company and Change of Name to Autolus Therapeutics plc.

•
Reorganization of Separate Classes of Shares of Autolus Therapeutics plc into a Single Class of Ordinary Shares: The different classes of issued share capital of Autolus Therapeutics plc were reorganized into a single class of ordinary shares on a 3.185-for-1 basis and various classes of deferred shares were created.

•	Autolus Therapeutics plc redenominated its existing ordinary shares from British pounds to U.S. dollars.

On June 22, 2018, the different classes of the Company’s issued share capital were converted into a single class of ordinary shares and the Company completed its initial public offering ("IPO") of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares, including 1,323,529 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at a public offering price of $17.00 per ADS. Net proceeds were approximately $156.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company. Following the share capital reorganization of Autolus Therapeutics plc described above, each ordinary share with a nominal value of £0.000032 was redenominated as an ordinary share with a nominal value of $0.000042. The Company’s corporate reorganization is described further below.
Autolus Therapeutics plc is a continuation of Autolus Limited and its subsidiaries, and the corporate reorganization has been accounted for as a combination of entities under common control. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of Autolus Therapeutics plc. In connection with the corporate reorganization, outstanding restricted share awards and option grants of Autolus Limited were exchanged for share awards and option grants of Autolus Therapeutics plc with identical restrictions.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.
The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $44.8 million, $19.7 million and $12.6 million for the years ended September 30, 2018, 2017 and 2016, respectively. In addition, as of September 30, 2018 and 2017, the Company had an accumulated deficit of $92.7 million and $47.9 million, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. The Company believes the cash on hand at September 30, 2018 of $247.1 million will be sufficient to fund the Company’s operations for at least 12 months from the issuance date of these financial statements.